Capital lease obligation	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Capital lease obligation

	2018	2017
Capital lease obligation	$85,118	$124,697
Less current portion	(42,603)	(39,579)
	42,515	85,118

The capital lease obligation is secured by specific leasehold improvements included in property and equipment, bears interest at a rate of 7.4%, and is repayable as follows:

Year ended December 31:
2019	$42,603
2020	42,515
85,118